Dear Shareholders:
--------------------------------------------------------------------------------

    The Lexington Emerging Markets Fund appreciated by 7.46%* in 1996. According to Lipper Analytical Services, Inc. the average return during 1996 for emerging market funds was 11.2%. The unmanaged Morgan Stanley Emerging Markets Free Index** advanced 6.0% in 1996.

    Moderate global economic activity provided a positive background for most equity markets in 1996. Unfortunately, the strong performance of the U.S. and many large developed markets discouraged foreign investors from venturing into the emerging markets. As a result, returns for emerging market funds badly trailed average returns for U.S. and European equity funds. U.S. long bonds rallied strongly from August till year end as the economy showed signs of slowing. Anticipating rising interest rates the Fund was widely diversified with an emphasis on markets with low correlations to U.S. stocks and bonds. Portfolio positions in Chile, Greece, South Korea, India, South Africa, and Thailand held back performance as Latin America and most of Asia enjoyed strong second half returns. Latin America and Asian markets tend to perform well as U.S. interest rates decline and this occurred during the latter half of the year. The unmanaged Morgan Stanley Capital International Chilean Index** fell 13.5% as a strong economy forced interest rates higher and stocks lower. Greek equities only gained a little over 6% on the unmanaged Morgan Stanley Capital International Greek Index,** although valuations are very attractive and economic restructuring is improving the long term outlook. The Fund was not overweight in too many poor performing markets, but its diversification did expose the portfolio to several of the poorer performing markets.

    The outlook for 1997 is more favorable. Due to several years of underperformance versus the developed markets, emerging markets offer outstanding retail value. Latin America continues to enjoy an economic recovery which will fuel strong profit growth. Progress continues to be made on the economic and political front as well. Brazil experienced the lowest inflation in over 30 years and privatization continues to move forward. Argentina has seen a clear pick-up in economic activity and discussions are underway to reform the labor market. Mexico has seen interest rates and inflation decline. GDP growth is now driven by a healthy export sector. Asian markets currently favored are Hong Kong/China, Philippines, and Malaysia. The Chinese economy has slowed down to the 10% level while inflation has fallen to single digits. Chinese interest rates are falling and property prices rising. This year Hong Kong reverts to Chinese rule and with falling interest rates and accelerating profit growth, the outlook is favorable. The Philippines has been well managed under President Ramos. Growth is now approaching 7% per annum. Unlike the rest of Asia, export growth is remaining strong as the Philippines has become very competitive. Malaysia has been a success story for many years and this will continue. Economic activity will likely slow in 1997 due to weaker exports, however, interest rates are likely to decline which historically has benefitted stocks.

    The Lexington Emerging Markets Fund currently has 30% invested in Latin America, with heavy representation in Brazil, Chile and Mexico. Asia comprises 40% with heavy emphasis on Malaysia, Philippines, Hong Kong/China, and Singapore. Russian equities are among the cheapest in the world and offer tremendous upside as the Russian economy transforms to capitalism. The Fund presently has 6% in Russian equities which trade at steep discounts to replacement value. Eastern Europe continues to perform well but with stock prices experiencing strong gains over the past year the risk reward opportunities are less attractive. Weightings in Eastern Europe have been reduced to 7% from over 10% in 1996. Greece remains a favored market due to prospects for falling interest rates, economic restructuring, and low valuations. Greece represents 6% of the Fund's holdings. Finally, positions have been reduced in South Africa, South Korea and Thailand as better opportunities have been found elsewhere.


                                   Sincerely,

             Richard T. Saler                       Robert M. DeMichele
             Portfolio Manager                      President
             February, 1997                         February, 1997


                                  CHART/BEGIN
             Printed version of this shareholder report contains a graphic chart indicating the comparison of change in value of a $10,000 investment in Lexington Emerging Markets Fund, Inc., and the unmanaged Morgan Stanley Capital International (EAFE) Index from 3/30/94 through 12/31/96
                                   CHART/END


 *7.46% and 1.44% are the one year and since commencement (3/30/94) average annual standard total returns, respectively, for the period ended December 31, 1996. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than at their original cost. Total return represents past performance and is not predictive of future results.

**All country and regional  returns are from the  corresponding  Morgan  Stanley
  Capital International Indicies. Returns are dollar based with net dividends reinvested.

Lexington Emerging Markets Fund, Inc.
Statement of Net Assets
(Including the Portfolio of Investments)
December 31, 1996

Number of                                                               Value
 Shares                            Security                            (Note 1)
--------------------------------------------------------------------------------

              COMMON STOCKS: 96.4%
              Argentina: 2.0%
      7,800   Banco Frances del Rio de la Plata S.A. .............. $   214,500
      8,000   Telefonica de Argentina S.A. (ADR) ..................     207,000
                                                                    -----------
                                                                        421,500
                                                                    -----------

              Brazil: 11.7%
     34,900   Aracruz Cellulose S.A. (ADR) ........................     287,925
    687,000   Cia Tecidos Norte De Mina (Preferred shares) ........     219,245
    944,000   Companhia Cimento Portland Itau .....................     331,570
     17,200   Compania Vale Do Rio Doce (ADR) (Preferred shares) ..     331,057
  1,988,000   Petroleo Brasileiro S.A. (Preferred shares) .........     316,636
  5,097,000   Telecomunicacoes Brasileiras S.A. ...................     392,419
  1,646,000   Telecomunicacoes de Sao Paulo S.A. ..................     356,417
302,262,000   Usinas Siderurgicas de Minas Gerais S.A. ............     308,343
                                                                    -----------
                                                                      2,543,612
                                                                    -----------

              Chile: 5.2%
     30,100   Antofagasta Holdings Plc ............................     175,134
     17,600   Banco O'Higgins (ADR) ...............................     408,100
     20,800   Banco Santander (ADR) (Preferred shares) ............     312,000
     16,400   Marderas y Sinteficos Sociedad Anonima S.A. (ADR) ...     229,600
                                                                    -----------
                                                                      1,124,834
                                                                    -----------

              Colombia: 0.7%
      6,700   Banco Ganadero S.A. (ADR) ...........................     144,050
                                                                    -----------

              Czech Republic: 1.2%
      2,090   SPT Telekon AS ......................................     259,907
                                                                    -----------

              Greece: 5.3%
      5,950   Delta Dairy S.A. (Preferred shares) .................      49,441
      5,900   Ergo Bank S.A. ......................................     299,053
      5,900   Hellenic Bottling Company, S.A. .....................     189,046
     10,600   Hellenic Telecommunication Organization S.A. ........     181,099
     30,200   Michaniki S.A. ......................................     233,805
      3,600   Titan Cement Company ................................     195,752
                                                                    -----------
                                                                      1,148,196
                                                                    -----------

              Hong Kong: 6.3%
     67,000   Citic Pacific, Ltd.2 ................................     388,921
    261,000   Founder Hong Kong, Ltd.2 ............................     100,385
    296,000   Guangdong Investments ...............................     285,094
    584,000   Qingling Motors Company2 ............................     322,767
     55,000   Wharf (Holdings) Lts. ...............................     274,467
                                                                    -----------
                                                                      1,371,634
                                                                    -----------

              Hungary: 1.3%
      8,100   MOL Mgyar Olaj-es Gazipari Rt. ......................     101,219
      2,972   Pick Szeged Rt. .....................................     175,948
                                                                    -----------
                                                                        277,167
                                                                    -----------

              India: 2.0%
     11,450   Hindalco Industries, Ltd.1,2 ........................     281,956
      9,000   State Bank of India1 ................................     156,330
                                                                    -----------
                                                                        438,286
                                                                    -----------

Lexington Emerging Markets Fund, Inc.
Statement of Net Assets
(Including the Portfolio of Investments)
December 31, 1996 (continued)

Number of                                                               Value
 Shares                            Security                            (Note 1)
--------------------------------------------------------------------------------

              Indonesia: 3.9%
     68,627   PT Indah Kiat Pulp & Paper Corporation .............. $    50,109
    163,000   PT Ramayana Lestari Sentosa1 ........................     351,873
     68,000   PT Semen Cibinong ...................................     191,407
    134,000   PT Tambang Timah ....................................     243,894
                                                                    -----------
                                                                        837,283
                                                                    -----------

              Israel: 1.5%
      6,500   Teva Pharmaceutical Industries, Ltd. (ADR) ..........     325,406
                                                                    -----------

              Malaysia: 9.8%
      3,000   Berjaya Sports Toto Bhd .............................      14,967
     27,000   Hong Leong Credit Bhd ...............................     169,986
    146,000   Magnum Corporation Bhd ..............................     283,270
     20,000   Malaysian Banking Bhd ...............................     221,738
    106,000   MBF Capital Bhd .....................................     172,084
     19,000   O.Y.L. Industries Bhd ...............................     201,247
     89,000   Public Finance Bhd ..................................     155,058
     81,000   Sime Darby Bhd ......................................     319,124
    118,000   Sungei Way Holdings Bhd .............................     350,425
     58,000   Tanjong Plc .........................................     231,954
                                                                    -----------
                                                                      2,119,853
                                                                    -----------

              Mexico: 6.7%
    136,100   Cemex S.A. de C.V. "B" ..............................     530,774
      8,600   Grupo Casa Autrey, S.A. de C.V. (ADR) ...............     167,700
    208,200   Grupo Industrial Maseco S.A. de C.V. ................     263,952
      5,500   Grupo Televisa S.A. (ADR) ...........................     140,938
     21,700   Tubos De Acero De Mexico S.A. (ADR)2 ................     344,487
                                                                    -----------
                                                                      1,447,851
                                                                    -----------

              Pakistan: 0.5%
     21,200   Pakistan Investment Fund, Inc. ......................     108,650
                                                                    -----------

              Philippines: 5.5%
    381,375   Filinvest Land, Inc.2 ...............................     118,908
    271,000   Fortune Cement Corporation2 .........................     136,530
    700,525   International Container Terminal Service, Inc.2 .....     366,244
     34,700   Manila Electric Company "B" .........................     283,669
    504,200   Universal Robina Corporation ........................     282,774
                                                                    -----------
                                                                      1,188,125
                                                                    -----------

              Poland: 6.0%
      9,000   Debica S.A.2 ........................................     201,362
     40,862   Elektrim Towarzystwo Handlowe S.A. ..................     371,406
      1,417   Gorazdze S.A. .......................................      35,419
     81,600   Mostostal-Export S.A. ...............................     193,979
     35,100   Polifarb Cieszyn Wroclaw S.A. .......................     195,101
     12,600   Stomil Olsztyn S.A. .................................     162,978
      2,916   Zaklady Piwowarski w Zywcu S.A. .....................     135,580
                                                                    -----------
                                                                      1,295,825
                                                                    -----------

              Portugal: 1.0%
      7,864   Portugal Telecom S.A. ...............................     223,890
                                                                    -----------

              Russia: 5.0%
      2,778   Lexington Troika Dialog Russia Fund, Inc. ...........      31,221
      4,000   LUKoil Holdings of Russia ...........................     245,200
      8,500   LUKoil Holdings of Russia (ADR) .....................     395,930
    115,200   Rostelekom2 .........................................     278,784
  3,705,400   Unified Energy System2 ..............................     337,191
                                                                    -----------
                                                                      1,088,326
                                                                    -----------

Lexington Emerging Markets Fund, Inc.
Statement of Net Assets
(Including the Portfolio of Investments)
December 31, 1996 (continued)

Number of                                                               Value
 Shares                            Security                            (Note 1)
--------------------------------------------------------------------------------

              Singapore: 5.4%
     26,000   City Developments Ltd.2 ............................. $   234,197
     56,000   DBS Land, Ltd.2 .....................................     206,174
     65,000   Far East Levingston Shipbuilding, Ltd. ..............     339,215
     68,000   Jardine Strategic Holdings, Ltd. ....................     246,160
     55,000   Want Want Holdings2 .................................     144,650
                                                                    -----------
                                                                      1,170,396
                                                                    -----------

              South Africa: 3.5%
      2,400   Anglo American Corporation of South Africa, Ltd. ....     132,122
     24,500   Driefontein Consolidated, Ltd. ......................     257,964
      2,400   Liberty Life Association of Africa, Ltd. ............      60,292
      3,100   Liberty Life Association of Africa, Ltd. ............      77,707
      7,000   Rustenburg Platinum Holdings, Ltd ...................      95,778
      2,227   Rustenburg Platinum Holdings, Ltd. (ADR) ............      30,468
      1,400   South African Breweries, Ltd. .......................      35,468
      1,451   South African Breweries, Ltd. (ADR) .................      36,754
        500   Vaal Reefs Exploration & Mining Company, Ltd. .......      32,068
                                                                    -----------
                                                                        758,621
                                                                    -----------

              South Korea: 2.6%
      3,850   Hyundai Motor Company, Ltd. .........................      91,070
      5,700   Korea Electric Power Corporation ....................     165,843
      4,060   Pohang Iron & Steel Company, Ltd. ...................     175,269
        400   Pohang Iron & Steel Company, Ltd. (ADR) .............       8,100
      2,320   Samsung Electronics Company .........................     124,849
                                                                    -----------
                                                                        565,131
                                                                    -----------

              Taiwan: 2.1%
     20,737   Taiwan Fund, Inc. ...................................     461,398
                                                                    -----------


              Thailand: 3.0%
     21,000   Advanced Info Service Plc ...........................     180,187
     18,000   BEC World Public Company, Ltd.2 .....................     162,870
     49,000   Krung Thai Bank Public Company, Ltd. ................      94,598
      6,000   Matichon Public Company, Ltd. .......................      16,966
     15,500   Shinawatra Computer Company, Plc ....................     187,402
                                                                    -----------
                                                                        642,023
                                                                    -----------

              Turkey: 1.0%
    872,000   Akbank T.A.S.2 ......................................     118,592
  1,035,000   Arcelik A.S.2 .......................................     105,570
                                                                    -----------
                                                                        224,162
                                                                    -----------

              Venezuela: 3.2%
      9,100   Compania Anonima Nacional Telefonos de Venezuela (ADR)    255,938
     45,380   Mantex S.A. (ADR)2 ..................................     197,716
     36,842   Mavesa S.A. (ADR)2 ..................................     246,690
                                                                    -----------
                                                                        700,344
                                                                    -----------
              TOTAL COMMON  STOCK (cost  $20,469,177) .............  20,886,470
                                                                    -----------

Lexington Emerging Markets Fund, Inc.
Statement of Net Assets
(Including the Portfolio of Investments)
December 31, 1996 (continued)

Number of
Shares or
Principal                                                               Value
 Amount                            Security                            (Note 1)
--------------------------------------------------------------------------------

              SHORT-TERM INVESTMENTS: 5.4%
              U.S. Government Obligations
   $900,000   Treasury Bills, 5.00%, due 02/20/97 ................. $   893,750
    300,000   Treasury Bills, 5.175%, due 12/11/97 ................     285,165
                                                                    -----------
              TOTAL SHORT-TERM INVESTMENTS (cost $1,178,915) ......   1,178,915
                                                                    -----------
              TOTAL INVESTMENTS: 101.8%
                (cost $21,648,092(d))(Note 1) .....................  22,065,385
              Liabilities in excess of other assets: (1.8%) .......    (387,395)
                                                                    -----------
              TOTAL NET ASSETS: 100.0%
                (equivalent to $10.11 per share on 2,144,069
                shares outstanding) ............................... $21,677,990
                                                                    ===========


Notes to Statement of Net Assets

1Restricted security (Note 6).
2Non-income producing security.
ADR-American Depository Receipt.
(d)Aggregate cost for Federal income tax purposes is $21,684,202.

                              -------------------

At December 31, 1996, the composition of the Fund's net assets by industry concentration was as follows:


Left Column

Banking .......................   8.4%
Capital Equipment .............   5.5
Construction & Housing ........   1.0
Consumer durable ..............   4.1
Consumer non durable ..........   7.2
Electric & Electronics ........   1.4
Energy  Sources ...............   4.0
Financial  Services ...........   5.1
Gold ..........................   1.3
Health & Personal Care ........   2.3
Materials .....................  20.2


Right Column

Merchandising .................   1.6%
Metals & Mining ...............   1.1
Multi-industry ................   9.1
Real Estate ...................   3.9
Services ......................   5.2
Telecommunications ............   9.9
Trade 1.7% Utilities ..........   3.7
U.S.  Treasury Bills ..........   5.4
Other Liabilities .............  (2.1)
                                -----
    Total Net Assets .......... 100.0%
                                =====







   The Notes to Financial Statements are an integral part of this statement.

Lexington Emerging Markets Fund, Inc.
Statement of Assets and Liabilities
December 31, 1996


Assets
Investments, at value (cost $21,648,092) (Note 1) ..................$22,065,385
Cash ...............................................................    214,384
Receivable for investment securities sold ..........................    227,271
Receivable for shares sold .........................................    114,234
Due from Lexington Management Corporation (Note 2) .................     43,237
Dividends and interest receivable ..................................     21,476
Foreign taxes recoverable ..........................................        213
Deferred organization expense, net (Note 1) ........................     10,009
                                                                    -----------
        Total Assets ............................................... 22,696,209
                                                                    -----------

Liabilities
Payable for investment securities purchased ........................    945,914
Payable for shares redeemed ........................................     20,009
Accrued expenses ...................................................     52,296
                                                                    -----------
        Total Liabilities ..........................................  1,018,219
                                                                    -----------

Net Assets (equivalent to $10.11 per share
  on 2,144,069 shares outstanding) (Note 3) ........................$21,677,990
                                                                    ===========

Net Assets consist of:
Capital stock-authorized 1,000,000,000 shares,
  $.001 par value per share ........................................$     2,144
Additional paid in capital (Note 1) ................................ 21,877,940
Undistributed net investment income (Note 1) .......................     14,089
Accumulated net realized losses on investments and
  foreign currency transactions (Notes 1 and 7) ....................   (633,464)
Net unrealized appreciation on investments and
  foreign currency transactions ....................................    417,281
                                                                    -----------
        Total Net Assets ...........................................$21,677,990
                                                                    ===========





   The Notes to Financial Statements are an integral part of this statement.

Lexington Emerging Markets Fund, Inc.
Statement of Operations
Year ended December 31, 1996

Investment Income
 Dividends ............................................... $269,160
 Interest ................................................   78,745
                                                           --------
                                                            347,905
 Less: Foreign tax expense ...............................   30,766
                                                           --------
         Total investment income .........................             $317,139

Expenses
 Investment advisory fee (Note 2) ........................  146,299
 Custodian expense .......................................  110,400
 Transfer agent and shareholder servicing expense (Note 2)    4,280
 Printing and mailing expenses ...........................   50,959
 Accounting expenses (Note 2) ............................   12,969
 Professional fees .......................................   15,355
 Registration fees .......................................    4,461
 Amortization of organization costs ......................    4,493
 Directors' fees and expenses ............................   19,390
 Computer processing fees ................................   10,814
 Other expenses ..........................................    4,780
                                                           --------
    Total expenses .......................................  384,200
    Less: expenses recovered under contract with
     investment adviser (Note 2) .........................  101,886     282,314
                                                           --------    --------
      Net investment income ..............................               34,825

Realized and Unrealized Gain/(Loss) on Investments (Note 4)
 Net realized loss on:
  Investments ............................................ (132,755)
  Foreign currency transactions ..........................  (24,607)
                                                           --------
      Net realized loss ..................................             (157,362)

 Net change in unrealized appreciation on:
  Investments ............................................  483,808
  Foreign currency translations of other
   assets and liabilities ................................      (12)
                                                           --------
      Net change in unrealized appreciation ..............              483,796
                                                                       --------
      Net realized and unrealized gain ...................              326,434
                                                                       --------

Increase in Net Assets Resulting from Operations .........             $361,259
                                                                       ========




   The Notes to Financial Statements are an integral part of this statement.

Lexington Emerging Markets Fund, Inc.
Statements of Changes in Net Assets
Years ended December 31, 1996 and 1995

                                                        1996            1995
                                                     -----------     ----------
Net investment income .............................. $    34,825     $   82,916
Net realized loss from investments and foreign
 currency transactions .............................    (157,362)      (430,462)
Net change in unrealized appreciation on investments
 and foreign currency translations .................     483,796        161,340
                                                     -----------    -----------
 Increase/(decrease) in net assets resulting
  from operations ..................................     361,259       (186,206)
Distributions to shareholders from net
 investment income .................................        -           (76,219)
Increase in net assets from capital share
 transactions (Note 3) .............................  13,502,070      3,453,270
                                                     -----------    -----------
       Net increase in net assets ..................  13,863,329      3,190,845

Net Assets
Beginning of period ................................   7,814,661      4,623,816
                                                     -----------    -----------
End of period (including undistributed net
 investment income of $14,089 and $1,876,
 respectively) ..................................... $21,677,990     $7,814,661
                                                     ===========     ==========




  The Notes to Financial Statements are an integral part of these statements.

Lexington Emerging Markets Fund, Inc.
Notes to Financial Statements
December 31, 1996 and 1995

Note 1-Significant Accounting Policies

Lexington Emerging Markets Fund, Inc. (the "Fund") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in, emerging countries and emerging markets. With the exception of shares held in connection with initial capital of the Fund, shares of the Fund are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies issued by the participating insurance companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Investments. Security transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are reported on the identified cost basis. Securities traded on a recognized stock exchange are valued at the last sales price reported by the exchange on which the securities are traded. If no sales price is recorded, the mean between the last bid and asked price is used. Securities traded on the over-the-counter market are valued at the mean between the last current bid and asked price. Short-term securities having a maturity of 60 days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available and other assets are valued by Fund management in good faith under the direction of the Fund's Board of Directors. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts, is accrued as earned.

    Foreign Currency Transactions. Foreign currencies (and receivables and payables denominated in foreign currencies) are translated into U.S. dollar amounts at current exchange rates. Translation gains or losses resulting from changes in exchange rates and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations. In addition, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk in the purchase or sale of securities denominated in foreign currency. The Fund may also enter into such contracts to hedge against changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are closed and are reported in the statement of operations. There were no forward foreign currency exchange contracts outstanding at December 31, 1996.

    Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required.

    Distributions. Dividends from net investment income and net realized capital gains are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1996, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change.

    Deferred Organization Expenses. Organization expenses aggregating $22,290 have been deferred and are being amortized on a straight-line basis over five years.

    Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported

Lexington Emerging Markets Fund, Inc.
Notes to Financial Statements
December 31, 1996 and 1995 (continued)


Note 1-Significant Accounting Policies (continued)

amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 2-Investment Advisory Fee and Other Transactions with Affiliate

The Fund pays an investment advisory fee to Lexington Management Corporation ("LMC") at an annual rate of 0.85% of the Fund's average daily net assets. LMC has voluntarily agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses but including management fee and operating expenses) to an annual rate of 1.30% of the Fund's average net assets through April 30, 1996 and to 1.75% of the Fund's average net assets from May 1, 1996 through April 30, 1997. For the year ended December 31, 1996 expense reimbursement amounted to $101,886 and is set forth in the statement of operations.

    The Fund also reimburses LMC for certain expenses, including accounting costs of $12,969 which are incurred by the Fund, but paid by LMC.

Note 3-Capital Stock

Transactions in capital stock were as follows:

                                                               Year ended                Year ended
                                                           December 31, 1996         December 31, 1995
                                                        ------------------------   ----------------------
                                                          Shares        Amount      Shares       Amount
                                                          ------        ------      ------       ------
    Shares sold ......................................  2,264,743    $23,256,170    845,934    $7,996,657
    Shares issued on reinvestment of dividends .......      -             -           8,108        76,218
                                                        ---------    -----------   --------    ----------
                                                        2,264,743     23,256,170    854,042     8,072,875
    Shares redeemed ..................................   (953,567)    (9,754,100)  (490,164)   (4,619,605)
                                                        ---------    -----------   --------    ----------
        Net increase .................................  1,311,176    $13,502,070    363,878    $3,453,270
                                                        =========    ===========   ========    ==========

Note 4-Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales of securities for the year ended December 31, 1996, excluding short-term securities, were $ 30,010,249 and $ 14,966,386, respectively.

    At December 31, 1996, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $1,956,788 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $1,575,617.

Note 5-Investment  and  Concentration  Risks

The Fund's investments in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

    In  addition  to the risks  described  above,  risks may arise from  forward
foreign  currency   contracts  as  a  result  of  the  potential   inability  of
counterparties to meet the terms of their contracts.

Lexington Emerging Markets Fund, Inc.
Notes to Financial Statements
December 31, 1996 and 1995 (continued)


Note 6-Restricted Securities

The following securities were purchased under Rule 144A of the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may be sold only to qualified institutional investors.


                                      Acquisition             Average Cost                Percent of
              Security                    Date       Shares    Per Share    Market Value  Net Assets
              --------                -----------    ------   ------------  ------------  ----------
Hindalco Industries, Ltd. .............  10/31/96     11,450     $24.34       $281,956      1.30%
PT Ramayana Lestari Sentosa ...........   7/11/96    163,000       1.40        351,873      1.62
State Bank of India ...................  12/18/96      9,000       9.29        156,330      0.72
                                                                              --------      ----
                                                                              $790,159      3.64%
                                                                              --------      ----

    Pursuant to guidelines adopted by the Fund's Board of Directors, these unregistered securities have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund's net assets, at market value, at the time of purchase.

Note 7-Federal Income Taxes-Capital Loss Carryforwards

Capital loss carryforwards available for federal income tax purposes as of December 31, 1996 are approximately $246,969 expiring in 2003.

    To the extent any future capital gains are offset by these losses, such gains would not be distributed to shareholders.

Lexington Emerging Markets Fund, Inc.
Financial Highlights

Selected per share data for a share outstanding throughout the period:


                                                                                 March 30, 1994
                                                      Year ended December 31,     (commencement
                                                      -----------------------   of operations) to
                                                       1996            1995     December 31, 1994
                                                       ----            ----     -----------------
Net asset value, beginning of period ................ $ 9.38          $ 9.86          $10.00
                                                      ------          ------          ------
Income (loss) from investment operations:
 Net investment income ..............................   0.02            0.09            0.03
 Net realized and unrealized gain (loss)
  on investments and foreign
  currency transactions .............................   0.71           (0.48)           0.04
                                                      ------          ------          ------
   Total income (loss) from investment
    operations ......................................   0.73           (0.39)           0.07
                                                      ------          ------          ------

Less distributions:
 Dividend from net investment income                       -           (0.09)          (0.02)
 Distributions in excess of net realized capital
  gains (temporary book-tax difference)                    -               -           (0.19)
                                                      ------          ------          ------
   Total distributions                                     -           (0.09)          (0.21)
                                                      ------          ------          ------
Net asset value, end of period                        $10.11          $ 9.38          $ 9.86
                                                      ======          ======          ======
   Total return                                        7.46%          (3.93%)          0.76%*

Ratio to average net assets:
 Expenses, before reimbursement or waivers ........... 2.23%           4.09%           6.28%*
 Expenses, net of reimbursement or waivers ........... 1.64%           1.32%           1.30%*
 Net investment income, before reimbursement
  of waivers .........................................(0.39%)         (1.45%)         (4.29%)*
 Net investment income ............................... 0.20%           1.33%           0.70%*
Portfolio turnover rate ..............................95.18%          88.92%          71.21%*
Average commissions paid on equity security
 transactions** ......................................     -               -               -
Net assets at end of period (000's omitted) .........$21,678          $7,815          $4,624


------------
 *Annualized

**The average commission paid on equity security transactions for the year ended
  December 31, 1996 is less than $0.005 per share of securities purchased and sold. In accordance with recent SEC disclosure guidelines, the average commissions are calculated for the current period, but not for prior periods.

Independent Auditors' Report

The Board of Directors and Shareholders
Lexington Emerging Markets Fund, Inc.:

    We have audited the accompanying statements of net assets (including the portfolio of investments) and assets and liabilities of Lexington Emerging Markets Fund, Inc. as of December 31, 1996, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights each of the years in the two-year period then ended and for the period from March 30, 1994 (commencement of operations) to December 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian. As to securities bought and sold, but not delivered or received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lexington Emerging Markets Fund, Inc. as of December 31, 1996, the results of its operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period from March 30, 1994 to December 31, 1994, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP


New York, New York
February 10, 1997

Left Column
-------------------------------------------------------

Lexington
Emerging Markets Fund, Inc.


Investment Adviser
---------------------------------------
LEXINGTON MANAGEMENT CORPORATION
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663

Distributor
---------------------------------------
LEXINGTON FUNDS DISTRIBUTOR, INC.
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663





This report has been prepared for the information of the shareholders of Lexington Emerging Markets Fund,
Inc. and is authorized for distribution to the public only if it is accompanied or preceded by a currently effective prospectus which sets forth expenses and other material information.


-------------------------------------------------------


Right Column

               -------------------------
                       LEXINGTON
               -------------------------

               -------------------------

                       LEXINGTON
                        EMERGING
                        MARKETS
                       FUND, INC.






           Seeks long-term growth of capital
            primarily through investment in
                  equity securities of
            companies domiciled in, or doing
            business in, emerging countries
                 and emerging markets.


                     ANNUAL REPORT
                   DECEMBER 31, 1996


                  The Lexington Group
                       of No Load
                  Investment Companies